Condensed Financial Information of New Borun	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of New Borun
Condensed Financial Information of New Borun

19.        Condensed Financial Information of New Borun

The condensed financial statements of New Borun (the “Registrant”) have been prepared in accordance with U.S. GAAP. Under the PRC laws and regulations, the Registrant’s subsidiaries registered in the PRC are restricted in their ability to transfer certain of their net assets to the Registrant in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital, capital surplus and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling RMB1,148,685,884 and RMB1,155,056,979 ($166,506,700) as of December 31, 2015 and 2016, respectively.

The condensed financial information of the Registrant represents as follows:

CONDENSED BALANCE SHEETS

	As of December 31,
	2015	2016	2016
	(RMB)	(RMB)	($)
ASSETS
Current assets
Cash	136	146	21
Amounts due from subsidiaries	244,532,160	244,532,160	35,250,419

Total current assets	244,532,296	244,532,306	35,250,440
Investments in subsidiaries	1,560,620,633	1,624,272,493	234,146,244

Total assets	1,805,152,929	1,868,804,799	269,396,684

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other payables	4,968	5,306	765

Total current liabilities and total liabilities	4,968	5,306	765

Total shareholders’ equity	1,805,147,961	1,868,799,493	269,395,919

Total liabilities and shareholders’ equity	1,805,152,929	1,868,804,799	269,396,684

CONDENSED STATEMENTS OF INCOME

	Year Ended December 31,
	2014	2015	2016	2016
	(RMB)	(RMB)	(RMB)	($)
Operating expenses:
General and administrative	—	—	—	—

Loss from operations	—	—	—	—
Other income:
Interest income	—	—	—	—
Equity in earnings of subsidiaries	79,210,649	128,854,649	63,710,958	9,184,224

Income before income tax expense	79,210,649	128,854,649	63,710,958	9,184,224
Income tax expense	—	—	—	—

Net income	79,210,649	128,854,649	63,710,958	9,184,224

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2014	2015	2016	2016
	(RMB)	(RMB)	(RMB)	($)
Net cash provided by operating activities	—	8	—	—
Net cash provided by investing activities	—	—	—	—
Net cash provided by financing activities	—	—	—	—
Effect of exchange rate changes on cash and cash equivalents	—	—	10	1

Net increase/(decrease) in cash	—	8	10	1
Cash—beginning of year	128	128	136	20

Cash—end of year	128	136	146	21

NOTES TO CONDENSED FINANCIAL STATEMENTS

Basis of Presentation

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Registrant has used equity method to account for its investments in subsidiaries.

Investments in subsidiaries

The Registrant records its investments in its subsidiaries under the equity method of accounting as prescribed in FASB ASC Topic 323, “Investment—Equity Method and Joint Ventures”. The Registrant’s investments in subsidiaries are stated at cost plus its equity interest in undistributed earnings of subsidiaries less impairment loss, if any, since inception, and are presented on the Registrant’s balance sheets as “Investments in subsidiaries” and share of the subsidiaries’ income or loss as “Equity in earnings (loss) of subsidiaries”, on the Registrant’s statements of income and comprehensive income.

The Company’s subsidiaries did not distribute any dividend to the Registrant for the years ended December 31, 2014, 2015 and 2016.